John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 3/31/2020

Fund’s investments
As of 3-31-20 (unaudited)
	Shares	Value
Common stocks 129.2% (97.2% of Total investments)		$449,314,251
(Cost $433,260,659)
Financials 127.1%		442,148,326
Banks 110.7%
1st Source Corp.	121,706	3,946,926
American Business Bank (A)	21,548	470,824
American National Bankshares, Inc.	93,258	2,228,866
American River Bankshares	63,184	544,646
American Riviera Bank (A)	186,611	2,239,332
Ameris Bancorp	306,471	7,281,751
Atlantic Capital Bancshares, Inc. (A)	202,690	2,405,930
Atlantic Union Bankshares Corp.	251,010	5,497,119
Avidbank Holdings, Inc. (A)	200,000	3,200,000
Bank of America Corp. (B)	551,669	11,711,933
Bank of Commerce Holdings	127,451	1,003,039
Bank of Marin Bancorp	117,462	3,523,860
Bar Harbor Bankshares	129,698	2,241,181
Baycom Corp. (A)	123,093	1,483,271
Berkshire Hills Bancorp, Inc.	222,387	3,304,671
BOK Financial Corp. (B)(C)	39,621	1,686,270
Bremer Financial Corp. (D)(E)	41,667	2,723,668
Bryn Mawr Bank Corp.	80,000	2,270,400
Business First Bancshares, Inc.	54,269	732,632
Cadence BanCorp (B)	286,424	1,876,077
California Bancorp, Inc. (A)	76,909	895,990
Cambridge Bancorp (B)(C)	35,778	1,860,456
Camden National Corp.	54,131	1,702,420
Carolina Financial Corp.	130,198	3,368,222
CenterState Bank Corp. (B)	99,530	1,714,902
Centric Financial Corp. (A)(D)	275,000	1,630,200
Citigroup, Inc. (B)	247,747	10,435,104
Citizens Community Bancorp, Inc.	107,710	694,730
Citizens Financial Group, Inc. (B)	503,303	9,467,129
City Holding Company	33,331	2,217,511
Civista Bancshares, Inc.	127,682	1,910,123
Coastal Financial Corp. (A)	124,053	1,303,797
Columbia Banking System, Inc. (B)(C)	183,487	4,917,452
Comerica, Inc. (B)	167,706	4,920,494
Communities First Financial Corp. (A)	115,523	2,657,029
County Bancorp, Inc.	62,184	1,150,404
Cullen/Frost Bankers, Inc. (B)(C)	163,906	9,144,316
Eagle Bancorp Montana, Inc.	82,912	1,344,004
East West Bancorp, Inc. (B)	43,408	1,117,322
Equity Bancshares, Inc., Class A (A)	130,915	2,258,284
Evans Bancorp, Inc.	69,760	1,695,866
Fifth Third Bancorp (B)	579,289	8,602,442
First Bancorp, Inc.	245,664	5,404,608
First Business Financial Services, Inc.	60,700	940,850
First Community Corp.	135,762	2,134,179
First Financial Bancorp (B)(C)	403,431	6,015,156
First Hawaiian, Inc.	333,930	5,519,863
First Horizon National Corp. (B)(C)	251,215	2,024,793
First Merchants Corp.	114,010	3,020,125
First Mid Bancshares, Inc.	28,496	676,495
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Flushing Financial Corp.	34,287	$458,074
FNB Corp.	621,243	4,578,561
German American Bancorp, Inc.	110,169	3,024,139
Glacier Bancorp, Inc.	107,075	3,641,085
Great Southern Bancorp, Inc.	40,257	1,626,383
Great Western Bancorp, Inc.	141,778	2,903,613
Hancock Whitney Corp.	263,808	5,149,532
HBT Financial, Inc.	135,117	1,422,782
Heritage Commerce Corp.	519,533	3,984,818
Heritage Financial Corp.	161,533	3,230,660
Horizon Bancorp, Inc.	404,586	3,989,218
Howard Bancorp, Inc. (A)	156,530	1,699,916
Huntington Bancshares, Inc. (B)	672,537	5,521,529
Independent Bank Corp. (Massachusetts) (B)(C)	135,553	8,725,547
Independent Bank Corp. (Michigan)	125,407	1,613,988
JPMorgan Chase & Co. (B)(C)	139,331	12,543,970
KeyCorp (B)	827,532	8,581,507
Level One Bancorp, Inc.	68,719	1,236,942
Live Oak Bancshares, Inc.	92,745	1,156,530
M&T Bank Corp. (B)	112,980	11,685,521
Mackinac Financial Corp.	72,333	755,880
Metrocity Bankshares, Inc. (B)(C)	65,263	766,188
MidWestOne Financial Group, Inc.	38,224	800,411
Nicolet Bankshares, Inc. (A)	49,538	2,703,784
Northrim BanCorp, Inc.	97,720	2,638,440
Old National Bancorp (B)(C)	382,808	5,049,238
Old Second Bancorp, Inc.	305,694	2,112,346
Pacific Premier Bancorp, Inc.	285,177	5,372,735
PacWest Bancorp (B)(C)	201,725	3,614,912
Park National Corp. (B)(C)	37,990	2,949,544
Peoples Bancorp, Inc.	122,945	2,723,232
Pinnacle Financial Partners, Inc. (B)(C)	126,415	4,745,619
Prime Meridian Holding Company	108,010	1,517,541
QCR Holdings, Inc.	70,803	1,916,637
Red River Bancshares, Inc.	5,603	208,544
Regions Financial Corp. (B)	703,904	6,314,019
Renasant Corp.	185,399	4,049,114
SB Financial Group, Inc.	247,702	2,754,446
Shore Bancshares, Inc.	183,579	1,991,832
South Atlantic Bancshares, Inc. (A)	289,568	2,545,303
Southern First Bancshares, Inc. (A)	131,586	3,733,095
Stock Yards Bancorp, Inc.	102,152	2,955,257
Synovus Financial Corp. (B)	230,856	4,053,831
TCF Financial Corp. (B)	258,153	5,849,747
The Community Financial Corp.	50,699	1,120,448
The First Bancshares, Inc.	210,000	4,004,700
The First of Long Island Corp.	52,561	911,933
The PNC Financial Services Group, Inc. (B)(C)	133,474	12,776,131
TriCo Bancshares	198,085	5,906,895
Truist Financial Corp. (B)	355,146	10,952,703
U.S. Bancorp (B)	305,283	10,516,999
United Bancorporation of Alabama, Inc., Class A	150,000	3,285,000
United Community Banks, Inc. (B)	86,702	1,587,514
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	123,905	$4,529,967
Zions Bancorp NA (B)(C)	346,871	9,282,268
Capital markets 9.1%
Ares Management Corp., Class A	217,118	6,715,460
Golub Capital BDC, Inc. (B)	84,878	1,066,068
Invesco, Ltd. (B)	114,189	1,036,829
KKR & Company, Inc., Class A (B)	355,776	8,350,063
Oaktree Specialty Lending Corp.	837,762	2,714,349
The Blackstone Group, Inc., Class A (B)	209,677	9,554,981
TPG Specialty Lending, Inc. (B)(C)	168,379	2,343,836
Consumer finance 0.3%
Discover Financial Services (B)	30,250	1,079,018
Diversified financial services 0.9%
Eurazeo SE (B)	25,969	1,165,220
Onex Corp. (B)	58,449	2,139,351
Insurance 0.3%
Assured Guaranty, Ltd. (B)	34,170	881,244
Thrifts and mortgage finance 5.8%
First Defiance Financial Corp.	456,779	6,732,922
OP Bancorp	170,717	1,273,549
Provident Financial Holdings, Inc.	97,339	1,482,473
Provident Financial Services, Inc. (B)	62,671	805,949
Southern Missouri Bancorp, Inc.	101,900	2,473,113
Westbury Bancorp, Inc. (A)	88,349	1,899,504
WSFS Financial Corp.	222,599	5,547,167
Information technology 0.8%		2,606,199
IT services 0.8%
EVERTEC, Inc.	114,659	2,606,199
Real estate 1.3%		4,559,726
Equity real estate investment trusts 1.3%
Park Hotels & Resorts, Inc. (B)	50,154	396,718
Plymouth Industrial REIT, Inc.	179,294	2,000,921

Simon Property Group, Inc. (B)	39,411	2,162,087
Preferred securities 1.4% (1.0% of Total investments)		$4,739,162
(Cost $9,760,275)
Financials 0.8%		2,579,123
Banks 0.4%
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,401,300
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	121,425	1,177,823
Real estate 0.6%		2,160,039
Equity real estate investment trusts 0.6%
Bluerock Residential Growth REIT, Inc., 8.250%	64,465	1,240,951
Sotherly Hotels, Inc., 8.000%	60,000	389,400
Sotherly Hotels, Inc., 8.250%	70,625	529,688

4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.7% (0.5% of Total investments)				$2,458,733
(Cost $3,390,000)
Financials 0.7%				2,458,733
Insurance 0.7%

AXA SA (B)(F)	7.250	05-15-21	3,390,000	2,458,733
Certificate of deposit 0.0% (0.0% of Total investments)				$79,922
(Cost $79,922)
Country Bank for Savings	1.140	08-27-20	2,056	2,056
Eastern Savings Bank FSB	0.200	04-22-21	1,954	1,954
First Bank Richmond NA	1.250	05-12-22	21,642	21,642
First Federal of Northern Michigan	0.100	01-07-21	3,051	3,051
First National Bank	0.400	12-17-20	1,354	1,354
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-23-21	2,224	2,224
Machias Savings Bank	0.500	05-29-20	1,996	1,996
Milford Federal Bank	0.300	04-24-20	2,050	2,050
Mount Washington Co-operative Bank	0.650	11-01-21	1,925	1,925
Mt. McKinley Bank	0.500	12-03-20	1,717	1,717
MutualOne Bank	2.020	09-09-21	4,097	4,097
Newburyport Five Cents Savings Bank	0.700	10-19-20	2,122	2,122
Newtown Savings Bank	0.450	06-01-20	1,973	1,973
Rosedale Federal Savings & Loan Association	0.500	06-01-20	2,030	2,030
Salem Five Bancorp	0.250	12-17-20	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-21	2,066	2,066
The Milford Bank	0.250	06-10-21	1,923	1,923
U.S. Bancorp	0.600	05-04-21	5,076	5,076

	Par value^	Value
Short-term investments 1.6% (1.3% of Total investments)		$5,657,000
(Cost $5,657,000)
Repurchase agreement 1.6%		5,657,000
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $5,657,000 on 4-1-20, collateralized by $5,490,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $5,771,939)	5,657,000	5,657,000

Total investments (Cost $452,147,856) 132.9%	$462,249,068
Other assets and liabilities, net (32.9%)	(114,465,238)
Total net assets 100.0%	$347,783,830

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-20 was $177,169,831. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $61,001,306.
(C)	All or a portion of this security is on loan as of 3-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.594%	3 month LIBOR(a)	Semi-Annual	Quarterly	Dec 2020	—	$(50,681)	$(50,681)
Centrally cleared	5,000,000	USD	Fixed 1.790%	3 month LIBOR(a)	Semi-Annual	Quarterly	Aug 2022	—	(160,724)	(160,724)
Centrally cleared	15,000,000	USD	Fixed 1.220%	3 month LIBOR(a)	Semi-Annual	Quarterly	Mar 2030	—	(724,073)	(724,073)
Centrally cleared	25,000,000	USD	Fixed 1.136%	3 month LIBOR(a)	Semi-Annual	Quarterly	Mar 2030	—	(1,005,539)	(1,005,539)
Centrally cleared	25,000,000	USD	Fixed 1.077%	3 month LIBOR(a)	Semi-Annual	Quarterly	Mar 2030	—	(872,529)	(872,529)
								—	$(2,813,546)	$(2,813,546)

(a)	At 3-31-20, the 3 month LIBOR was 1.451%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$384,887,230	$379,015,821	$3,147,741	$2,723,668
Capital markets	31,781,586	31,781,586	—	—
Consumer finance	1,079,018	1,079,018	—	—
Diversified financial services	3,304,571	2,139,351	1,165,220	—
Insurance	881,244	881,244	—	—
Thrifts and mortgage finance	20,214,677	20,214,677	—	—
Information technology
IT services	2,606,199	2,606,199	—	—
Real estate
Equity real estate investment trusts	4,559,726	4,559,726	—	—
Preferred securities
Financials
Banks	1,401,300	—	1,401,300	—
Mortgage real estate investment trusts	1,177,823	1,177,823	—	—
Real estate
|	7

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Equity real estate investment trusts	$2,160,039	$2,160,039	—	—
Convertible bonds	2,458,733	—	$2,458,733	—
Certificate of deposit	79,922	—	79,922	—
Short-term investments	5,657,000	—	5,657,000	—
Total investments in securities	$462,249,068	$445,615,484	$13,909,916	$2,723,668
Derivatives:
Liabilities
Swap contracts	$(2,813,546)	—	$(2,813,546)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.8%	$2,723,668
Centric Financial Corp.	5-22-18	2,543,750	275,000	—	—	275,000	0.5%	1,630,200
								$4,353,868
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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